Debt securities in issue	12 Months Ended
Dec. 31, 2024
Disclosure of debt instruments [Abstract]
Debt securities in issue	Note 24: Debt securities in issue

	2024			2023
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m
Senior unsecured notes issued	4,608	22,902	27,510	5,232	22,642	27,874
Covered bonds	–	11,800	11,800	–	14,318	14,318
Certificates of deposit issued	–	597	597	–	3,096	3,096
Securitisation notes	22	5,185	5,207	23	4,211	4,234
Commercial paper	–	4,797	4,797	–	8,182	8,182
Total debt securities in issue	4,630	45,281	49,911	5,255	52,449	57,704
Covered bonds and securitisation programmes
At 31 December 2024, the covered bonds held by external parties and those held internally, were secured on certain loans and advances to customers amounting to £26,202 million (2023: £27,019 million) which have been assigned to bankruptcy remote limited liability partnerships to provide security for issues of covered bonds by the Group. The Group retains all of the risks and rewards associated with these loans and the partnerships are consolidated fully with the loans retained on the Group’s balance sheet.
The Group has two covered bond programmes, which have ring-fence asset pools and guarantee the covered bonds issued by the Group. At the reporting date the Group had over-collateralised these programmes to meet the terms of the programmes, to secure the rating of the covered bonds and to provide operational flexibility. From time to time, the obligations of the Group to provide collateral may increase due to the formal requirements of the programmes. The Group may also voluntarily contribute collateral to support the ratings of the covered bonds.
Covered bonds includes Pfandbriefe, which the Group issued for the first time in 2024.
The Group’s securitisation vehicles issue notes that are held both externally and internally, and are secured on loans and advances to customers amounting to £27,284 million at 31 December 2024 (2023: £30,190 million), the majority of which have been sold by subsidiary companies to bankruptcy remote structured entities. As the structured entities are funded by the issue of debt on terms whereby the majority of the risks and rewards of the portfolio are retained by the subsidiary, the structured entities are consolidated fully and all of these loans are retained on the Group’s balance sheet.
Certain loans and advances to customers have been assigned to bankruptcy remote limited liability partnerships.
Cash deposits of £3,225 million (2023: £3,678 million) which support the debt securities issued by the structured entities, the term advances related to covered bonds and other legal obligations, are held by the Group. Additionally, the Group has certain contractual arrangements to provide liquidity facilities to some of these structured entities. At 31 December 2024 these obligations had not been triggered; the maximum exposure under these facilities was £4 million (2023: £4 million).
The Group recognises the full liabilities associated with its securitisation and covered bond programmes within debt securities in issue, although the obligations of the Group in respect of its securitisation issuances are limited to the cash flows generated from the underlying assets. The Group could be required to provide additional support to a number of the securitisation programmes to support the credit ratings of the debt securities issued, in the form of increased cash reserves and the holding of subordinated notes. Further, certain programmes contain contractual obligations that require the Group to repurchase assets should they become credit-impaired or as otherwise required by the transaction documents. The Group has not provided financial or other support by voluntarily offering to repurchase assets from any of its public securitisation programmes during 2024 (2023: none).
At 31 December 2024 £32,397 million (2023: £32,036 million) of debt securities in issue at amortised cost had a contractual residual maturity of greater than one year.